SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 21,901,774	$ 20,199,966	$ 11,619,506
Additions	4,493,828	6,009,906	7,100,000
Repayments	(530,019)	(1,150,000)	(600,000)
Non-cash transaction	(22,744,781)	34,579
Interest expenses	392,931	534,323	220,460
Fair value/other adjustments	(3,479,154)	(3,727,000)	1,860,000
Ending balance	34,579	21,901,774	20,199,966
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,090,342	3,349,822
Additions		100,000	3,250,000
Repayments
Non-cash transaction	(4,968,302)
Interest expenses	238,960	266,520	80,822
Fair value/other adjustments	639,000	374,000	19,000
Ending balance		4,090,342	3,349,822
Amount due from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,345,929	506	506
Additions	713,719	5,345,423	600,000
Repayments			(600,000)
Non-cash transaction	(6,059,142)
Interest expenses
Fair value/other adjustments	(506)
Ending balance		5,345,929	506
Amount due to a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,579
Additions
Repayments
Non-cash transaction		34,579
Interest expenses
Fair value/other adjustments
Ending balance	34,579	34,579
Loan from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,930,993	2,328,926
Additions	3,410,461	564,483	2,250,000
Repayments	(530,019)	(1,150,000)
Non-cash transaction	(4,940,858)
Interest expenses	129,423	187,584	78,926
Fair value/other adjustments
Ending balance		1,930,993	2,328,926
Loan from a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,140,931	1,060,712
Additions			1,000,000
Repayments
Non-cash transaction	(1,165,479)
Interest expenses	24,548	80,219	60,712
Fair value/other adjustments
Ending balance		1,140,931	1,060,712
Preference shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,359,000	13,460,000	11,619,000
Additions
Repayments
Non-cash transaction	(5,611,000)
Interest expenses
Fair value/other adjustments	(3,748,000)	(4,101,000)	1,841,000
Ending balance		$ 9,359,000	$ 13,460,000